GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 18,907	$ 11,195
2022	18,907	11,195
2023	18,907	11,195
2024	18,673	11,195
2025	$ 18,453	$ 10,961